Long-Term Debt (Details Narrative) $ in Thousands			1 Months Ended	2 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Jan. 02, 2024 USD ($)	Jan. 06, 2023 USD ($)	Feb. 07, 2023 USD ($)	Mar. 14, 2023 USD ($)	Feb. 17, 2023 USD ($)	Jun. 13, 2023 USD ($)	Jun. 15, 2023 USD ($)	Jul. 08, 2022 USD ($)	Jul. 06, 2022 USD ($)	Aug. 10, 2022 USD ($)	Aug. 05, 2022 USD ($)	Jul. 28, 2022 USD ($)	Aug. 31, 2021 USD ($)	Oct. 11, 2022 USD ($)	Oct. 06, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 20, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Debt Instrument [Line Items]
Assumption of debt																$ 196,317				$ 0		$ 866,344
Repayments of Debt																109,786				218,954		145,471
Seller's credit agreement																$ 0				0		16,000
Debt Instrument, Covenant Compliance																As of December 31, 2023 and 2022 the Partnership was in compliance with all financial covenants.
Interest expense																$ 101,769				$ 52,465		$ 16,586
Weighted average interest rate																6.40%				4.10%		2.90%
Covenants [Member]
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense																2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet																0.75:1
CPLP Shipping Holding PLC [Member] | 2022 Bonds [Member]
Debt Instrument [Line Items]
Maturity date																				7 years
Issuance date of Bond																				Jul. 22, 2022
Name of Stock Exchange																				Athens Stock Exchange
Debt Instrument, Face Amount																				$ 106,664				€ 100,000,000
Fixed coupon																				4.40%
Debt Instrument, Frequency of Periodic Payment																				semi-annually
Settlement occurred date																				Jul. 26, 2022
Ratio Of EBITDA To Net Interest Expense																				2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet																				0.75:1
CPLP Shipping Holding PLC [Member] | 2022 Bonds [Member] | Bonds requirements and terms [Member]
Debt Instrument [Line Items]
Cash Collateral for Borrowed Securities | €																							€ 100,000
Description of deposit to the DSRA account																the Partnership deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time
Description of the difference detween MVAN and $300,000																if the Partnership’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding)
Per Vessel [Member] | Covenants [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents																$ 500
2023 Jolco - LNG/C Assos [Member]
Debt Instrument [Line Items]
Description of scope																	for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos, with the Partnership acting as a parent guarantor
Sale and leaseback agreement - financing arrangements																	$ 240,000
Expected draw down date																	May 2024
Line of Credit Facility, Remaining Borrowing Capacity																240,000
2023 CMBFL - LNG/C [Member]
Debt Instrument [Line Items]
Description of scope			for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Asterix I
Sale and leaseback agreement - financing arrangements			$ 184,000
Maturity date			10 years
Amount drawn down					$ 184,000
Umbrella seller's credit [Member]
Debt Instrument [Line Items]
Seller's credit - maximum borrowing capacity																		$ 220,000
Description of scope																		to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction
Line of Credit Facility, Interest Rate During Period																		7.50%
Maturity date																		June 30, 2027
Amount drawn down	$ 92,600
Line of Credit Facility, Remaining Borrowing Capacity																127,400
2024 - Axios II credit facility [Member]
Debt Instrument [Line Items]
Description of scope																			for the purpose of partially financing the construction of the vessel
Line of Credit Assumed	$ 190,000
Maximum borrowing capacity																			$ 190,000
Maturity date																			7 years
2023 CMBFL - LNG/C AMI [Member] | Amore Mio I [Member]
Debt Instrument [Line Items]
Maturity date																		10 years
Assumption of debt																		$ 196,317
Credit Facility 2023 [Member]
Debt Instrument [Line Items]
Description of scope						for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Buenaventura Express
Amount drawn down							$ 100,000
Maximum borrowing capacity						$ 100,000
Maturity date						8 years
2021 CMBFL - Panamax sale and lease back agreement matured in February 2026 [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 23,423
Jolco 2022 [Member] | M/V Itajai Express [Member]
Debt Instrument [Line Items]
Description of scope																					for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Itajai Express
Sale and leaseback agreement - financing arrangements																					$ 108,000
Maturity date																					8 years
Amount drawn down		$ 108,000
2022 Credit Facility [Member] | M/V Manzanillo Express [Member]
Debt Instrument [Line Items]
Description of scope															for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the M/V Manzanillo Express
Amount drawn down														$ 105,000
Maximum borrowing capacity															$ 105,000
Maturity date															6 years
2017 Credit Facility [Member]
Debt Instrument [Line Items]
Full repayment amount of debt										$ 65,822
Partial repayment amount of debt									$ 13,789			$ 14,228
2020 Credit Facility [Member]
Debt Instrument [Line Items]
Full repayment amount of debt											$ 29,900
CGC Seller's Credit [Member] | LNG/C Aristos I and LNG/C Aristarchos [Member]
Debt Instrument [Line Items]
Repayment amount								$ 10,000
CGC Seller's Credit [Member] | LNG/C Aristos I [Member]
Debt Instrument [Line Items]
Seller's credit agreement													$ 5,000
Interest payable													$ 0
Debt Instrument, Maturity Date, Description													payable within one year of the vessel’s delivery date
CGC Seller's Credit [Member] | LNG/C Aristarchos [Member]
Debt Instrument [Line Items]
Seller's credit agreement													$ 5,000
Interest payable													$ 0
Debt Instrument, Maturity Date, Description													payable within one year of the vessel’s delivery date
Financing Arrangements [Member]
Debt Instrument [Line Items]
Repayments of Debt																86,363				$ 85,215
Prepayment of Debt																$ 23,423				$ 133,739
2022 Credit Facility and 'ICBCFL' Financing Arrangement [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																125.00%
2023 credit facility, 2020 CMBFL, 2021 CMBFL-Panamax and 2021 credit facility [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																120.00%
2023 CMBFL-LNG/C AMI, 2023 CMBFL - LNG/C and 2021 CMBFL - LNG/C [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																110.00%
'2021 Bocomm' Financing Arrangement [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement																111.00%